UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 28, 2013 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Security type/sector allocations	4
Statements of net assets	7
Statements of operations	38
Statements of changes in net assets	40
Financial highlights	46
Notes to financial statements	64
About the organization	78

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2012 to February 28, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Sept. 1, 2012 to Feb. 28, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,019.50	0.90%	$4.51
Class B	1,000.00	1,015.80	1.65%	8.25
Class C	1,000.00	1,015.80	1.65%	8.25
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.33	0.90%	$4.51
Class B	1,000.00	1,016.61	1.65%	8.25
Class C	1,000.00	1,016.61	1.65%	8.25

Delaware Tax-Free Minnesota Intermediate Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,016.30	0.84%	$4.20
Class B	1,000.00	1,012.10	1.69%	8.43
Class C	1,000.00	1,012.10	1.69%	8.43
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.41	1.69%	8.45
Class C	1,000.00	1,016.41	1.69%	8.45

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/12	2/28/13	Expense Ratio	9/1/12 to 2/28/13*
Actual Fund return†
Class A	$1,000.00	$1,021.90	0.89%	$4.46
Class B	1,000.00	1,018.10	1.64%	8.21
Class C	1,000.00	1,018.10	1.64%	8.21
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.38	0.89%	$4.46
Class B	1,000.00	1,016.66	1.64%	8.20
Class C	1,000.00	1,016.66	1.64%	8.20

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations
Delaware Tax-Free Minnesota Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.30%
Corporate-Backed Revenue Bonds	4.73%
Education Revenue Bonds	8.56%
Electric Revenue Bonds	4.31%
Healthcare Revenue Bonds	36.07%
Housing Revenue Bonds	5.77%
Lease Revenue Bonds	6.80%
Local General Obligation Bonds	8.35%
Pre-Refunded/Escrowed to Maturity Bonds	10.70%
Special Tax Revenue Bonds	3.76%
State General Obligation Bonds	5.23%
Transportation Revenue Bonds	2.96%
Water & Sewer Revenue Bonds	1.06%
Short-Term Investments	0.57%
Total Value of Securities	98.87%
Receivables and Other Assets Net of Liabilities	1.13%
Total Net Assets	100.00%

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	98.16%
Corporate-Backed Revenue Bonds	3.49%
Education Revenue Bonds	13.78%
Electric Revenue Bonds	8.44%
Healthcare Revenue Bonds	28.05%
Housing Revenue Bonds	1.39%
Lease Revenue Bonds	6.66%
Local General Obligation Bonds	17.83%
Pre-Refunded/Escrowed to Maturity Bonds	4.57%
Special Tax Revenue Bonds	3.84%
State General Obligation Bonds	3.94%
Transportation Revenue Bonds	3.84%
Water & Sewer Revenue Bonds	2.33%
Short-Term Investments	0.99%
Total Value of Securities	99.15%
Receivables and Other Assets Net of Liabilities	0.85%
Total Net Assets	100.00%

Security type/sector allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds	96.39%
Corporate-Backed Revenue Bonds	5.03%
Education Revenue Bonds	10.11%
Electric Revenue Bonds	6.02%
Healthcare Revenue Bonds	38.35%
Housing Revenue Bonds	8.73%
Lease Revenue Bonds	5.48%
Local General Obligation Bonds	8.41%
Pre-Refunded Bonds	1.67%
Special Tax Revenue Bonds	8.19%
State General Obligation Bonds	1.94%
Transportation Revenue Bonds	2.09%
Water & Sewer Revenue Bonds	0.37%
Short-Term Investments	2.12%
Total Value of Securities	98.51%
Receivables and Other Assets Net of Liabilities	1.49%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.30%
Corporate-Backed Revenue Bonds – 4.73%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$7,000,000	$7,028,280
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,898,960
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	7,314,547
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	7,895,000	8,005,372
		30,247,159

Education Revenue Bonds – 8.56%
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,734,290
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/28	8,900,000	10,391,373
5.00% 10/1/29 (NATL-RE)	5,665,000	6,197,397
Refunding 5.00% 10/1/20	1,060,000	1,314,262
Refunding 5.00% 10/1/21	1,340,000	1,682,330
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,281,300
Series 6-J1 5.00% 5/1/36	2,225,000	2,266,830
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,620,200
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,147,960
Series 7-D
5.00% 3/1/30	1,500,000	1,731,060
5.00% 3/1/40	3,000,000	3,384,750
(St. Catherine University) Series 7-Q
5.00% 10/1/21	1,300,000	1,534,754
5.00% 10/1/23	350,000	411,215
5.00% 10/1/24	475,000	552,672
5.00% 10/1/27	200,000	228,638
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,186,300
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	2,073,402
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,603,900
Series 7-A 5.00% 10/1/39	2,000,000	2,234,400
University of Minnesota Series A 4.00% 2/1/37	3,860,000	4,187,405
		54,764,438

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 4.31%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project)
Series E 5.00% 1/1/42	$1,500,000	$1,682,490
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	3,000,000	3,247,380
Hutchinson Utilities Commission Revenue Series A
4.00% 12/1/21	700,000	796,572
5.00% 12/1/19	520,000	627,520
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,247,380
Series A
5.00% 10/1/34	6,250,000	6,632,125
5.125% 10/1/29	3,000,000	3,189,330
^ Southern Minnesota Municipal Power Agency Supply
System Revenue Capital Appreciation
Series A 6.70% 1/1/25 (NATL-RE)	5,000,000	3,499,950
Western Minnesota Municipal Power Agency Refunding
Series A 5.00% 1/1/27	3,750,000	4,609,238
		27,531,985
Healthcare Revenue Bonds – 36.07%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,170,938
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,622,595
6.20% 7/1/45	2,000,000	2,157,700
Anoka Health Care Facility Revenue
(Homestead Anoka Project) Series A
7.00% 11/1/40	1,000,000	1,085,930
7.00% 11/1/46	1,220,000	1,319,869
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,199,675
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,777,760
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,607,150

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	$600,000	$642,300
6.00% 6/15/39	3,570,000	3,862,919
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,315,763
5.40% 8/1/40	1,000,000	1,052,290
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
Refunding 4.00% 4/1/24	500,000	531,855
Refunding 4.00% 4/1/25	660,000	698,148
Refunding 4.00% 4/1/31	450,000	461,205
5.00% 4/1/31	1,000,000	1,014,350
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	3,089,742
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A
6.375% 11/15/23	180,000	219,670
6.625% 11/15/28	3,000,000	3,701,910
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,406,293
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,593,200
5.00% 11/15/34 (AMBAC)	4,750,000	4,908,413
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,060,658
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25	6,430,000	6,721,858
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,879,333
5.25% 8/15/35	2,085,000	2,386,866
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,036,700

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	$1,895,000	$1,896,194
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,358,013
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,914,100
5.50% 2/15/25 (ASSURED GTY)	5,120,000	6,060,186
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,360
6.375% 11/15/29	15,000	15,064
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,999,723
Red Wing Senior Housing Refunding
(Deer Crest Project) Series A
5.00% 11/1/27	430,000	454,600
5.00% 11/1/32	330,000	337,861
5.00% 11/1/42	1,250,000	1,254,675
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
7.375% 12/1/41	5,220,000	5,880,956
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	11,725,000	12,463,088
•Series A 4.00% 11/15/30	2,500,000	2,888,850
Series D Remarketing 5.00% 11/15/38	6,405,000	7,304,582
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	2,042,067
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/27	1,280,000	1,337,472
6.375% 9/1/42	2,435,000	2,595,588
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,044,480
5.25% 9/1/34	7,000,000	7,126,280
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services)
5.55% 10/1/36	1,500,000	1,525,440

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	$1,000,000	$1,121,840
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,668,640
Series A
5.00% 5/1/25	1,035,000	1,101,468
5.125% 5/1/30	10,350,000	11,565,089
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	16,975,000	19,227,412
Series C
5.50% 7/1/23	3,000,000	3,388,050
5.625% 7/1/26	1,925,000	2,179,216
5.75% 7/1/30	5,000,000	5,654,000
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,702,010
Series A-1 5.25% 11/15/29	5,605,000	6,313,808
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	8,299,818
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,279,026
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,329,360
6.00% 11/15/35	10,340,000	11,140,729
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	501,060
5.375% 5/1/43	500,000	499,735
Stillwater Health Care Revenue
(Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,024,910
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,535,715

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	$1,050,000	$1,094,814
5.75% 11/1/39	2,365,000	2,490,747
6.00% 5/1/47	3,685,000	3,916,787
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation)
4.50% 7/1/25	850,000	901,833
4.65% 7/1/26	540,000	573,437
		230,714,173
Housing Revenue Bonds – 5.77%
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	720,000	721,238
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,186,880
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	795,000	796,431
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,270,000	1,272,121
Minnesota Housing Finance Agency
(Residential Housing)
•Series D 4.80% 7/1/38 (AMT)	2,215,000	2,270,840
Series I 4.85% 7/1/38 (AMT)	1,705,000	1,750,626
Series I 5.15% 7/1/38 (AMT)	4,705,000	4,848,079
Series L 5.10% 7/1/38 (AMT)	8,880,000	9,499,913
Series M 4.875% 7/1/37 (AMT)	4,390,000	4,496,721
Minnesota Housing Finance Agency
Homeownership Finance
(Non-Agency Mortgage-Backed Securities Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,305,000	2,499,680
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue (Highland Apartments)
5.85% 6/1/19 (HUD)	560,000	560,790
		36,903,319
Lease Revenue Bonds – 6.80%
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	7,635,000	8,600,903
5.00% 3/1/27	3,840,000	4,662,874
5.00% 3/1/28	2,500,000	3,013,650
5.00% 3/1/29	6,475,000	7,758,993

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	$2,500,000	$2,510,450
5.25% 12/1/27	3,840,000	3,855,706
Series 3-12 5.125% 12/1/27	3,000,000	3,101,310
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,066,040
Series 3-11 5.00% 12/1/27	2,500,000	2,582,075
Series 9 5.25% 12/1/27	725,000	727,965
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science
Research Facilities Funding Program)
Series A 5.00% 8/1/35	3,960,000	4,640,209
		43,520,175
Local General Obligation Bonds – 8.35%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	596,540
Brainerd Independent School District #181 Refunding
(School Building) Series A
4.00% 2/1/22	2,255,000	2,510,446
4.00% 2/1/23	5,990,000	6,599,123
Farmington Independent School District #192
(School Building) Series B 5.00% 2/1/27 (AGM)	10,705,000	11,524,896
^ Mahtomedi Independent School District #832
Capital Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,535,750
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,283,916
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,137,180
Prior Lake-Savage Independent School District #719
(School Building) Series B 5.00% 2/1/19 (AGM)	3,145,000	3,409,369
^ Sartell-St. Stephen Independent School District #748
Capital Appreciation Refunding Series B
6.05% 2/1/15 (NATL-RE)	1,075,000	1,052,844
6.10% 2/1/16 (NATL-RE)	1,750,000	1,688,645
Shakopee Independent School District #720
(School Building)
4.00% 2/1/26	1,600,000	1,817,760
5.00% 2/1/20	1,385,000	1,713,176

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
South Washington County Independent School
District #833 (School Building) Series A
4.75% 2/1/25	$2,500,000	$2,874,050
4.75% 2/1/26	3,600,000	4,078,512
4.75% 2/1/27	2,300,000	2,605,716
Staples United Hospital District (Todd Morrison ETC
Hospital-Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,108,380
5.125% 12/1/24	1,000,000	1,048,200
Thief River Falls Independent School District #564
(School Building) Series A 4.00% 2/1/30	800,000	889,696
Watertown-Mayer Independent School District #111
4.00% 2/1/19	950,000	1,102,922
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/25	2,210,000	2,645,657
5.00% 2/1/27	1,000,000	1,182,960
		53,405,738
§Pre-Refunded/Escrowed to Maturity Bonds – 10.70%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	498,227
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	12,525,390
(Bloomington Mortgage) refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,562,450
Metropolitan Council Waste Water Treatment Series C
5.00% 3/1/28-16	5,000,000	5,550,150
Southern Minnesota Municipal Power Agency Supply
Revenue Refunding
5.75% 1/1/18-13 (AMBAC) (TCRS)	590,000	633,206
5.75% 1/1/18-13 (NATL-RE) (IBC)	910,000	976,639
Series A 5.75% 1/1/18-13	3,420,000	3,670,447
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Series B 5.25% 7/1/30-14	7,000,000	7,464,100

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds (continued)
University of Minnesota Series A 5.50% 7/1/21	$12,500,000	$15,713,250
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	868,453
		68,462,312
Special Tax Revenue Bonds – 3.76%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,488,668
5.00% 12/15/20	1,000,000	1,182,250
5.00% 12/15/24	1,150,000	1,349,997
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	3,524,460
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,000,220
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24	2,925,000	3,448,868
5.00% 6/1/25	2,000,000	2,344,820
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinate Series A
5.50% 8/1/42	2,500,000	2,664,850
5.75% 8/1/37	4,760,000	5,150,652
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	775,000	869,914
		24,024,699
State General Obligation Bonds – 5.23%
Minnesota State
Series A
5.00% 10/1/24	8,750,000	10,872,663
5.00% 10/1/27	5,280,000	6,481,147
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	6,105,750
(Various Purposes) Series A 4.00% 8/1/27	3,250,000	3,688,880
Puerto Rico Commonwealth Public Improvement Refunding
Series A 5.75% 7/1/41	6,000,000	6,322,260
		33,470,700

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 2.96%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue
Senior Series A 5.00% 1/1/28	$1,250,000	$1,442,388
Subordinate Series B
5.00% 1/1/26	575,000	685,613
5.00% 1/1/27	1,160,000	1,374,078
5.00% 1/1/28	2,750,000	3,233,807
5.00% 1/1/29	120,000	140,393
5.00% 1/1/30	1,675,000	1,952,514
5.00% 1/1/31	1,250,000	1,452,863
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	2,115,549
5.00% 8/1/35	1,145,000	1,259,340
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,654,350
St. Paul Port Authority Revenue Refunding
(Amherst H Wilder Foundation) Series 3
5.00% 12/1/36	3,200,000	3,615,103
		18,925,998
Water & Sewer Revenue Bonds – 1.06%
Metropolitan Council Waste Water Revenue Series B
4.00% 9/1/27	2,400,000	2,693,904
5.00% 9/1/25	3,245,000	4,080,295
		6,774,199
Total Municipal Bonds (cost $578,920,650)		628,744,895

	Number of shares
Short-Term Investments – 0.57%
Money Market Instrument – 0.11%
Minnesota Municipal Cash Trust	715,899	715,899
		715,899

	Principal amount	Value
Short-Term Investments (continued)
¤Variable Rate Demand Notes – 0.46%
Center City Health Care Facilities Revenue
(Hazelden Foundation Project) 0.13% 11/1/35
(LOC-U.S. Bank N.A.)	$1,500,000	$1,500,000
Minnesota Higher Education Facilities Authority Revenue
(Trustees Hamline University)
Series 6-E3 0.11% 10/1/16
(LOC-BMO Harris Bank N.A.)	960,000	960,000
St. Paul Port Authority District Heating Revenue Refunding
Series N-1 0.10% 2/1/28 (LOC-U.S. Bank N.A.)	485,000	485,000
		2,945,000
Total Short-Term Investments (cost $3,660,899)		3,660,899

Total Value of Securities – 98.87%
(cost $582,581,549)		632,405,794
Receivables and Other Assets
Net of Liabilities – 1.13%		7,199,747
Net Assets Applicable to 49,317,618
Shares Outstanding – 100.00%		$639,605,541

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($589,755,053 / 45,484,843 Shares)		$12.97
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($1,787,861 / 137,787 Shares)		$12.98
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($48,062,627 / 3,694,988 Shares)		$13.01

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$587,290,852
Distributions in excess of net investment income		(150,998)
Accumulated net realized gain on investments		2,641,442
Net unrealized appreciation of investments		49,824,245
Total net assets		$639,605,541

Statements of net assets
Delaware Tax-Free Minnesota Fund

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$12.97
Sales charge (4.50% of offering price) (B)	0.61
Offering price	$13.58

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation Collateral
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.16%
Corporate-Backed Revenue Bonds – 3.49%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$1,695,000	$1,701,847
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	750,000	740,528
Minneapolis Community Planning & Economic
Development Agency (Limited Tax Common Bond Fund)
Series 4 6.20% 6/1/17 (AMT)	520,000	525,091
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	1,185,000	1,201,566
		4,169,032
Education Revenue Bonds – 13.78%
Minnesota Colleges & Universities Revenue Fund Series A
4.00% 10/1/18	1,000,000	1,156,850
Refunding 4.00% 10/1/18	1,190,000	1,376,652
5.00% 10/1/28	1,000,000	1,167,570
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,150,450
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	275,065
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	800,738
(St. Catherine University) Series 7-Q 5.00% 10/1/22	425,000	503,357
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	368,014
4.50% 10/1/23	265,000	299,490
(St. Scholastica College)
Series 7-R
4.00% 12/1/32	350,000	362,733
4.25% 12/1/27	350,000	372,033
Series H 5.125% 12/1/30	1,000,000	1,096,680
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,709,917
Series 6-X 5.00% 4/1/24	1,000,000	1,145,280
University of Minnesota Series A
4.00% 2/1/37	500,000	542,410
5.00% 12/1/23	1,000,000	1,226,820
5.00% 12/1/26	1,000,000	1,230,600
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,702,109
		16,486,768

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 8.44%
Central Minnesota Municipal Power Agency
(Brookings Twin Cities Transmission Project) Series E
5.00% 1/1/21	$1,095,000	$1,303,827
5.00% 1/1/23	1,000,000	1,193,250
5.00% 1/1/24	500,000	592,275
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,109,080
Hutchinson Utilities Commission Series A 5.00% 12/1/19	500,000	603,385
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,113,440
Northern Municipal Power Agency Electric System
Revenue Series A
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,082,870
5.00% 1/1/16 (ASSURED GTY)	700,000	784,644
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,153,440
Southern Minnesota Municipal Power Agency
Supply System Revenue
Series A 5.25% 1/1/16 (AMBAC)	500,000	563,665
Western Minnesota Municipal Power Agency Refunding
Series A 4.00% 1/1/29	540,000	596,614
		10,096,490
Healthcare Revenue Bonds – 28.05%
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	750,000	818,738
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	500,000	535,250
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	523,920
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) Refunding
4.00% 4/1/26	270,000	283,759
4.00% 4/1/27	400,000	417,192
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,500,000	1,850,955
Series B 6.50% 11/15/38 (ASSURED GTY)	1,000,000	1,233,590

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis National Marrow Donor Program Revenue
5.00% 8/1/17	$1,205,000	$1,347,961
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital)
Series A 5.25% 8/15/25	1,000,000	1,174,500
(Health Partners Obligation Group Project)
6.00% 12/1/17	850,000	883,567
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series A 4.75% 2/15/15	1,000,000	1,021,510
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,959,075
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	478,477
Rochester Health Care & Housing Revenue (Samaritan
Bethany) Refunding Series A 6.875% 12/1/29	950,000	1,060,105
Rochester Health Care Facilities Revenue
(Mayo Clinic)
•Series A 4.00% 11/15/30	1,500,000	1,733,310
•Series C 4.50% 11/15/38	3,000,000	3,634,049
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,101,980
Sartell Health Care Revenue
(Country Manor Campus Project) Series A
5.00% 9/1/21	1,050,000	1,110,344
6.125% 9/1/30	845,000	895,759
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.00% 5/1/16	500,000	565,900
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.50% 7/1/29	1,000,000	1,128,880
Series C 5.625% 7/1/26	2,500,000	2,830,150
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Allina Health System) Series A-2 5.25% 11/15/28	2,000,000	2,259,380
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	516,365
5.00% 2/1/27	1,000,000	1,086,580

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue (continued)
(Senior Carondelet Village Project)
Series A 6.25% 8/1/30	$1,000,000	$1,081,330
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series B 4.875% 5/1/19	1,000,000	1,010,960
		33,543,586
Housing Revenue Bonds – 1.39%
Minneapolis Multifamily Housing Revenue
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,325,000	1,327,213
Minnesota Housing Finance Agency
(Residential Housing) Series I 5.10% 7/1/20 (AMT)	330,000	330,630
		1,657,843
Lease Revenue Bonds – 6.66%
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	1,500,000	1,689,765
5.00% 3/1/27	1,000,000	1,214,290
5.00% 3/1/29	1,500,000	1,797,450
Puerto Rico Public Finance (Commonwealth Appropriate)
Series B 6.00% 8/1/25	1,125,000	1,210,331
St. Paul Housing & Redevelopment Authority Refunding
(Minnesota Public Radio)
5.00% 12/1/25	1,000,000	1,137,920
Virginia Housing & Redevelopment Authority
Health Care Facility Lease Revenue
5.25% 10/1/25	880,000	914,487
		7,964,243
Local General Obligation Bonds – 17.83%
Anoka County Capital Improvements
Series C 5.00% 2/1/27	500,000	582,025
Anoka-Hennepin Independent School District #11
(School Building) Refunding 5.00% 2/1/17	1,000,000	1,167,710
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,783,199
Duluth Independent School District #709
Series A 4.25% 2/1/20 (AGM)	1,710,000	1,939,568

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hennepin County Series B 4.00% 12/1/20	$500,000	$595,535
Mankato Independent School District #77
(School Building) 4.125% 2/1/22	1,000,000	1,126,200
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/16	560,000	635,600
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,654,740
Olmsted County Refunding Series A 4.00% 2/1/24	2,000,000	2,325,620
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,327,689
South Washington County Independent School
District #833 (School Building)
Series A 4.00% 2/1/22	750,000	823,890
St. Paul Independent School District #625 (School Building)
Series A 4.00% 2/1/15	1,020,000	1,089,013
Series B Refunding 5.00% 2/1/20	1,140,000	1,416,074
Thief River Falls Independent School District #564
(School Building) 4.00% 2/1/30	500,000	556,060
White Bear Lake Independent School District #624
(Alternative Facilities) Series B
4.75% 2/1/22	1,000,000	1,169,450
Willmar City (Rice Memorial Hospital Project)
Refunding Series A
5.00% 2/1/23	500,000	606,890
5.00% 2/1/27	440,000	520,502
		21,319,765
§Pre-Refunded/Escrowed to Maturity Bonds – 4.57%
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28-16	1,000,000	1,110,030
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding
Series C 5.00% 3/1/18-15	1,000,000	1,093,510
Puerto Rico Sales Tax Financing Corporation Sales
Tax Revenue Series A 6.125% 8/1/29-14	5,000	5,275
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.50% 7/1/25-14	1,500,000	1,604,460
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,161,630
5.75% 7/1/18	400,000	494,120
		5,469,025

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 3.84%
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	$415,000	$401,355
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,434,198
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,366,057
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,130,510
Puerto Rico Sales Tax Financing Corporation Sales
Tax Revenue First Subordinate Un-refunded
Series A 6.125% 8/1/29	245,000	256,321
		4,588,441
State General Obligation Bonds – 3.94%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,224,880
(State Trunk Highway) Series B 5.00% 10/1/22	400,000	504,912
(Various Purposes)
Refunding Series A 5.00% 12/1/21	1,000,000	1,240,750
Series D 4.00% 8/1/17	645,000	740,957
		4,711,499
Transportation Revenue Bonds – 3.84%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Refunding
Senior Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,437,433
Senior Series B 5.00% 1/1/22 (AMT)	1,000,000	1,159,510
Subordinate Series B 5.00% 1/1/26	710,000	846,583
Subordinate Series D 5.00% 1/1/22 (AMT)	1,000,000	1,155,950
		4,599,476
Water & Sewer Revenue Bonds – 2.33%
Minnesota Public Facilities Authority
Series A 5.00% 3/1/22	1,000,000	1,278,970
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,510,582
		2,789,552
Total Municipal Bonds (cost $109,478,478)		117,395,720

	Number of shares	Value
Short-Term Investments – 0.99%
Money Market Instrument – 0.34%
Minnesota Municipal Cash Trust	402,753	$402,753
		402,753

	Principal amount
¤Variable Rate Demand Note – 0.65%
St. Paul Housing & Redevelopment Authority Revenue
(Minnesota Public Radio Project)
0.13% 5/1/22 (LOC-JPMorgan Chase Bank N.A.)	$780,000	780,000
		780,000
Total Short-Term Investments (cost $1,182,753)		1,182,753

Total Value of Securities – 99.15%
(cost $110,661,231)		118,578,473
Receivables and Other Assets
Net of Liabilities – 0.85%		1,011,983
Net Assets Applicable to 10,355,835
Shares Outstanding – 100.00%		$119,590,456

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($102,850,603 / 8,908,881 Shares)		$11.54
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($128,198 / 11,071 Shares)		$11.58
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($16,611,655 / 1,435,883 Shares)		$11.57

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)		$111,213,666
Undistributed net investment income		2,522
Accumulated net realized gain on investments		457,026
Net unrealized appreciation of investments		7,917,242
Total net assets		$119,590,456

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $401,355, which represented 0.36% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of Feb. 28, 2013. Interest rates reset periodically.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$11.54
Sales charge (2.75% of offering price) (B)	0.33
Offering price	$11.87

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit

See accompanying notes, which are an integral part of the financial statements.

Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2013 (Unaudited)

	Principal amount	Value
Municipal Bonds – 96.39%
Corporate-Backed Revenue Bonds – 5.03%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$2,700,000	$2,710,907
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,727,898
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,761,935
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	2,365,000	2,398,063
		8,598,803
Education Revenue Bonds – 10.11%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy)
Series A 7.00% 8/1/38	500,000	534,475
Duluth Housing & Redevelopment Authority
(Public School Academy)
Series A 5.875% 11/1/40	1,000,000	1,066,940
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	712,964
Series 6-J1 5.00% 5/1/36	1,000,000	1,018,800
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,572,120
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	1,042,840
(St. Catherine University) Series 7-Q
5.00% 10/1/25	325,000	375,801
5.00% 10/1/26	280,000	322,585
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	892,964
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	1,059,900
5.00% 10/1/22	1,000,000	1,135,560
(St. Scholastica College) Series H 5.125% 12/1/40	750,000	813,585
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,674,315
Series 7-A 5.00% 10/1/39	1,000,000	1,117,200
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue (Nova Classical Academy)
Series A 6.625% 9/1/42	1,500,000	1,688,490

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Minnesota Series A
4.00% 2/1/38	$1,000,000	$1,083,930
5.125% 4/1/34	1,000,000	1,182,960
		17,295,429
Electric Revenue Bonds – 6.02%
Chaska Electric Revenue Refunding (Generating Facilities)
Series A 5.25% 10/1/25	1,000,000	1,109,080
Hutchinson Utilities Commission Series A
5.00% 12/1/22	490,000	601,955
5.00% 12/1/26	360,000	432,893
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,918,135
Northern Municipal Power Agency Electric System Revenue
Series A 5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,182,600
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,684,597
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	500,000	563,665
Western Minnesota Municipal Power Agency Refunding
Series A 5.00% 1/1/29	1,500,000	1,810,050
		10,302,975
Healthcare Revenue Bonds – 38.35%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	731,444
Anoka Health Care Facility Revenue
(Homestead Anoka Project) Series A 7.00% 11/1/46	1,650,000	1,785,069
Anoka Housing & Redevelopment Authority Revenue
(Fridley Medical Center Project)
Series A 6.875% 5/1/40	1,000,000	1,103,870
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	1,029,020
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	2,085,720
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	500,580

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	$200,000	$214,100
6.00% 6/15/39	1,000,000	1,082,050
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
Refunding 4.00% 4/1/31	1,000,000	1,024,900
5.00% 4/1/20	1,100,000	1,115,785
5.00% 4/1/31	1,965,000	1,993,198
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	1,021,210
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	2,200,000	2,333,738
5.25% 5/1/37	1,000,000	1,047,370
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	2,000,000	2,467,940
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	308,398
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	3,100,050
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	545,732
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	1,000,630
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project)
Series A 5.15% 6/1/29	550,000	551,276
Northfield Hospital Skilled Nursing Revenue
5.375% 11/1/31	1,000,000	1,048,070
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,638,420
Oakdale Senior Housing
(Oak Meadows Project) 5.00% 4/1/34	500,000	508,965

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	$400,000	$414,624
6.00% 4/1/41	1,250,000	1,288,938
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	1,115,900
7.375% 12/1/41	375,000	422,483
Rochester Health Care Facilities Revenue (Mayo Clinic)
4.00% 11/15/41	3,750,000	3,986,062
Sartell Health Care Facilities Revenue
(Country Manor Campus Project) Series A
5.25% 9/1/22	1,080,000	1,153,300
6.25% 9/1/36	925,000	986,938
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	1,018,040
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,667,160
Series A 5.125% 5/1/30	2,125,000	2,374,475
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	3,830,000	4,338,202
Series C 5.50% 7/1/23	1,000,000	1,129,350
St. Paul Housing & Redevelopment Authority Health
Care Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	1,900,000	2,226,192
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	1,050,610
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	770,000	821,090
(Senior Episcopal Homes Project)
Refunding Series A 5.15% 11/1/42	775,000	780,262
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/25	1,000,000	1,087,890
6.00% 11/15/30	1,000,000	1,082,340

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.375% 5/1/43	$1,000,000	$999,470
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	2,070,960
5.00% 6/1/35	1,000,000	1,024,910
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,825,602
Washington County Housing & Redevelopment
Authority Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,000,000	1,023,810
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community) Series A
5.50% 11/1/32	260,000	271,097
5.75% 11/1/39	590,000	621,370
6.00% 5/1/47	920,000	977,868
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group)
5.15% 7/1/31	1,500,000	1,593,165
		65,589,643
Housing Revenue Bonds – 8.73%
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	985,260
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project)
Refunding Series A 7.25% 11/1/29	2,000,000	2,003,440
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	995,000	995,448
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	495,000	495,827
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	293,355	302,384

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	$585,000	$588,545
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,315,985
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	790,000	808,960
Series I 4.85% 7/1/38 (AMT)	985,000	1,011,359
Series L 5.10% 7/1/38 (AMT)	1,350,000	1,444,244
Series M 4.875% 7/1/37 (AMT)	2,435,000	2,494,194
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (GNMA) (FHA) (AMT)	750,000	756,135
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	728,828
		14,930,609
Lease Revenue Bonds – 5.48%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34	595,000	618,312
Minnesota General Fund Revenue Appropriations Series B
4.00% 3/1/26	1,500,000	1,689,765
5.00% 3/1/27	1,000,000	1,214,290
5.00% 3/1/29	1,500,000	1,797,450
St. Paul Port Authority Lease Revenue
(Robert Street Office Building Project)
Series 3-11 5.00% 12/1/27	1,000,000	1,032,830
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	3,014,365
		9,367,012
Local General Obligation Bonds – 8.41%
Chaska Independent School District #112
(School Building) Series A 4.50% 2/1/28 (NATL-RE)	1,000,000	1,074,890
Farmington Independent School District #192
(School Building) Series B 5.00% 2/1/27 (AGM)	1,000,000	1,076,590
Foley Independent School District #51
(School Building) Refunding Series A 5.00% 2/1/21	1,105,000	1,236,373

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Hopkins Independent School District #270
(Alternative Facilities) 5.00% 2/1/26 (NATL-RE)	$1,055,000	$1,133,903
Metropolitan Council Waste Water Treatment
Series B 5.00% 12/1/21	500,000	534,965
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,654,740
Moorhead Improvement
Series B 5.00% 2/1/33 (NATL-RE)	750,000	778,005
South Washington County Independent School
District #833 (School Building) Series A 4.75% 2/1/27	1,500,000	1,699,380
Staples United Hospital District (Todd Morrison ETC
Hospital-Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	643,056
5.125% 12/1/24	205,000	214,881
5.25% 12/1/26	1,540,000	1,611,933
Thief River Falls Independent School District #564
(School Building) 4.00% 2/1/30	865,000	961,984
White Bear Lake Independent School District #624
(Alternative Facilities) Series B 4.75% 2/1/22	1,500,000	1,754,176
		14,374,876
§Pre-Refunded Bonds – 1.67%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	405,000	420,868
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
Refunding 5.00% 9/1/20-16	1,150,000	1,317,543
Metropolitan Council Waste Water Treatment
Series C 5.00% 3/1/28-16	1,000,000	1,110,030
		2,848,441
Special Tax Revenue Bonds – 8.19%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project)
Series B 5.00% 12/15/24	1,000,000	1,179,480
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,773,375
5.00% 12/15/24	1,000,000	1,173,910

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	$1,170,000	$1,229,822
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	725,419
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	496,645
Minnesota 911 Revenue
(Public Safety Radio Commission System Project)
5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,171,450
Puerto Rico Sales Tax Financing Corporation Sales Tax
Revenue First Subordinate
Series A 5.375% 8/1/39	750,000	794,828
Series B 5.75% 8/1/37	790,000	854,835
Series C 5.00% 8/1/46	1,750,000	1,866,584
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,683,705
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	1,054,280
		14,004,333
State General Obligation Bonds – 1.94%
Minnesota State Series A
5.00% 10/1/24	1,000,000	1,242,590
5.00% 10/1/27	1,000,000	1,227,490
(Various Purposes) 4.00% 8/1/27	750,000	851,280
		3,321,360
Transportation Revenue Bonds – 2.09%
Minneapolis - St Paul Metropolitan Airports
Commission Refunding
Series A 5.00% 1/1/15 (AMT)	1,000,000	1,082,870
Subordinate Series B 5.00% 1/1/29	2,130,000	2,491,972
		3,574,842

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 0.37%
Puerto Rico Commonwealth Aqueduct & Sewer Authority
Revenue (Senior Lien) Series A
5.25% 7/1/42	$260,000	$256,266
6.00% 7/1/47	365,000	381,823
		638,089
Total Municipal Bonds (cost $155,127,847)		164,846,412

	Number of shares
Short-Term Investments – 2.12%
Money Market Instrument – 0.45%
Minnesota Municipal Cash Trust	776,848	776,848
		776,848

	Principal amount
¤Variable Rate Demand Notes – 1.67%
Brooklyn Center Revenue Refunding
(Brookdale Corp. II Project) 0.13% 12/1/14
(LOC-U.S. Bank N.A.)	$1,000,000	1,000,000
Minneapolis & St. Paul Housing & Redevelopment
Authority Health Care Revenue (Allina Health System)
Series B-1 0.11% 11/15/35
(LOC-JPMorgan Chase Bank N.A.)	350,000	350,000
St. Paul Port Authority Revenue
(Minnesota Public Radio Project)
Series 7 0.13% 5/1/25
(LOC-JPMorgan Chase Bank N.A.)	1,500,000	1,500,000
		2,850,000
Total Short-Term Investments (cost $3,626,848)		3,626,848

Total Value of Securities – 98.51%
(cost $158,754,695)		168,473,260
Receivables and Other Assets
Net of Liabilities – 1.49%		2,554,660
Net Assets Applicable to 15,377,988
Shares Outstanding – 100.00%		$171,027,920

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($132,226,832 / 11,894,391 Shares)	$11.12
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($1,698,162 / 152,533 Shares)	$11.13
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($37,102,926 / 3,331,064 Shares)	$11.14

Components of Net Assets at Feb. 28, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$164,101,933
Accumulated net realized loss on investments	(2,792,578)
Net unrealized appreciation of investments	9,718,565
Total net assets	$171,027,920

@	Illiquid security. At Feb. 28, 2013, the aggregate value of illiquid securities was $2,551,021, which represented 1.49% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Feb. 28, 2013.

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$11.12
Sales charge (4.50% of offering price) (B)	0.52
Offering price	$11.64

(A)	Net asset value per share, as illustrated, is the amount that would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended February 28, 2013 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$13,697,197	$2,124,936	$3,704,883

Expenses:
Management fees	1,684,484	289,614	449,470
Distribution expenses – Class A	722,624	124,167	158,542
Distribution expenses – Class B	9,524	633	8,646
Distribution expenses – Class C	220,300	81,283	173,542
Dividend disbursing and transfer agent fees
and expenses	222,587	47,389	62,041
Accounting and administration expenses	121,193	22,492	31,733
Legal fees	25,550	5,715	6,366
Registration fees	20,932	11,545	6,244
Reports and statements to shareholders	19,990	4,214	5,182
Trustees’ fees	14,254	2,808	3,882
Audit and tax	14,042	7,134	10,846
Pricing fees	8,901	5,359	6,046
Custodian fees	6,199	1,274	1,689
Insurance fees	5,674	1,031	1,411
Consulting fees	3,375	630	877
Dues and services	2,019	1,022	746
Trustees’ expenses	1,476	238	383
	3,103,124	606,548	927,646
Less fees waived	(120,808)	(1,249)	(63,710)
Less waived distribution expenses – Class A	—	(49,667)	—
Less expense paid indirectly	(174)	(37)	(57)
Total operating expenses	2,982,142	555,595	863,879
Net Investment Income	10,715,055	1,569,341	2,841,004

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	$3,110,265	$584,480	$532,118
Net change in unrealized appreciation
(depreciation) of investments	(1,891,165)	(333,002)	16,610
Net Realized and Unrealized Gain
on Investments	1,219,100	251,478	548,728

Net Increase in Net Assets Resulting
from Operations	$11,934,155	$1,820,819	$3,389,732

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,715,055	$22,407,663
Net realized gain	3,110,265	3,795,510
Net change in unrealized appreciation (depreciation)	(1,891,165)	26,931,845
Net increase in net assets resulting from operations	11,934,155	53,135,018

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(10,116,404)	(21,261,629)
Class B	(26,227)	(83,053)
Class C	(605,144)	(1,131,487)

Net realized gain:
Class A	(3,872,930)	(4,685,181)
Class B	(13,102)	(27,936)
Class C	(297,920)	(298,043)
	(14,931,727)	(27,487,329)

Capital Share Transactions:
Proceeds from shares sold:
Class A	29,286,291	39,518,270
Class B	—	550
Class C	9,716,196	8,153,603

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	11,606,154	19,125,817
Class B	31,777	84,436
Class C	819,044	1,250,679
	51,459,462	68,133,355

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(25,437,360)	$(43,720,146)
Class B	(347,981)	(1,780,758)
Class C	(3,614,892)	(4,028,713)
	(29,400,233)	(49,529,617)
Increase in net assets derived from
capital share transactions	22,059,229	18,603,738
Net Increase in Net Assets	19,061,657	44,251,427

Net Assets:
Beginning of period	620,543,884	576,292,457
End of period	$639,605,541	$620,543,884

Distributions in excess of net investment income	$(150,998)	$(150,996)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,569,341	$3,248,656
Net realized gain	584,480	736,277
Net change in unrealized appreciation (depreciation)	(333,002)	3,068,062
Net increase in net assets resulting from operations	1,820,819	7,052,995

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,406,816)	(2,916,637)
Class B	(1,256)	(2,974)
Class C	(161,275)	(332,568)

Net realized gain:
Class A	(129,475)	—
Class B	(165)	—
Class C	(21,049)	—
	(1,720,036)	(3,252,179)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,163,845	15,579,059
Class C	1,513,999	3,942,041

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,338,576	2,210,168
Class B	1,421	2,974
Class C	168,586	283,219
	12,186,427	22,017,461

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,769,174)	$(11,973,276)
Class B	—	(15,778)
Class C	(1,296,683)	(2,468,234)
	(6,065,857)	(14,457,288)
Increase in net assets derived from
capital share transactions	6,120,570	7,560,173
Net Increase in Net Assets	6,221,353	11,360,989

Net Assets:
Beginning of period	113,369,103	102,008,114
End of period	$119,590,456	$113,369,103

Undistributed net investment income	$2,522	$2,522

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,841,004	$5,503,371
Net realized gain (loss)	532,118	(37,455)
Net change in unrealized appreciation (depreciation)	16,610	8,052,212
Net increase in net assets resulting from operations	3,389,732	13,518,128

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,308,151)	(4,569,906)
Class B	(25,023)	(72,794)
Class C	(501,318)	(935,918)
	(2,834,492)	(5,578,618)

Capital Share Transactions:
Proceeds from shares sold:
Class A	13,089,281	20,963,432
Class B	—	190
Class C	5,003,211	7,092,669

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,848,425	3,294,287
Class B	23,585	66,747
Class C	442,255	784,031
	20,406,757	32,201,356

	Six Months	Year
	Ended	Ended
	2/28/13	8/31/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(7,862,957)	$(14,616,517)
Class B	(258,999)	(1,154,495)
Class C	(1,889,485)	(2,732,207)
	(10,011,441)	(18,503,219)
Increase in net assets derived from
capital share transactions	10,395,316	13,698,137
Net Increase in Net Assets	10,950,556	21,637,647

Net Assets:
Beginning of period	160,077,364	138,439,717
End of period	$171,027,920	$160,077,364

Undistributed net investment income	$—	$—

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$13.030	$12.480	$12.730	$12.180	$12.120	$12.170

0.225	0.487	0.492	0.484	0.474	0.495
0.028	0.660	(0.198)	0.550	0.107	(0.041)
0.253	1.147	0.294	1.034	0.581	0.454

(0.226)	(0.488)	(0.492)	(0.484)	(0.473)	(0.502)
(0.087)	(0.109)	(0.052)	—	(0.048)	(0.002)
(0.313)	(0.597)	(0.544)	(0.484)	(0.521)	(0.504)

$12.970	$13.030	$12.480	$12.730	$12.180	$12.120

1.95%	9.41%	2.50%	8.66%	5.04%	3.77%

$589,755	$577,061	$538,170	$586,651	$559,393	$574,914

0.90%	0.90%	0.91%	0.93%	0.92%	0.93%
—	—	—	—	0.01%	0.18%
0.90%	0.90%	0.91%	0.93%	0.93%	1.11%

0.94%	0.92%	0.93%	0.93%	0.94%	0.93%
—	—	—	—	0.01%	0.18%
0.94%	0.92%	0.93%	0.93%	0.95%	1.11%

3.49%	3.81%	4.02%	3.89%	4.03%	4.05%

3.45%	3.79%	4.00%	3.89%	4.01%	4.05%
9%	16%	12%	20%	20%	17%

[3]	Total expenses and total expenses prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$13.040	$12.490	$12.740	$12.190	$12.130	$12.180

0.177	0.391	0.400	0.391	0.386	0.403
0.028	0.660	(0.197)	0.550	0.107	(0.041)
0.205	1.051	0.203	0.941	0.493	0.362

(0.178)	(0.392)	(0.401)	(0.391)	(0.385)	(0.410)
(0.087)	(0.109)	(0.052)	—	(0.048)	(0.002)
(0.265)	(0.501)	(0.453)	(0.391)	(0.433)	(0.412)

$12.980	$13.040	$12.490	$12.740	$12.190	$12.130

1.58%	8.59%	1.74%	7.85%	4.26%	2.99%

$1,788	$2,115	$3,697	$7,234	$9,506	$11,593

1.65%	1.65%	1.66%	1.68%	1.67%	1.68%
—	—	—	—	0.01%	0.18%
1.65%	1.65%	1.66%	1.68%	1.68%	1.86%

1.69%	1.67%	1.68%	1.68%	1.69%	1.68%
—	—	—	—	0.01%	0.18%
1.69%	1.67%	1.68%	1.68%	1.70%	1.86%

2.74%	3.06%	3.27%	3.14%	3.28%	3.30%

2.70%	3.04%	3.25%	3.14%	3.26%	3.30%
9%	16%	12%	20%	20%	17%

3 Total expenses and total expenses prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses[3]

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived[3]

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$13.070	$12.520	$12.780	$12.220	$12.160	$12.200

0.177	0.392	0.401	0.392	0.386	0.403
0.028	0.660	(0.207)	0.560	0.107	(0.031)
0.205	1.052	0.194	0.952	0.493	0.372

(0.178)	(0.393)	(0.402)	(0.392)	(0.385)	(0.410)
(0.087)	(0.109)	(0.052)	—	(0.048)	(0.002)
(0.265)	(0.502)	(0.454)	(0.392)	(0.433)	(0.412)

$13.010	$13.070	$12.520	$12.780	$12.220	$12.160

1.58%	8.58%	1.66%	7.91%	4.25%	3.06%

$48,063	$41,368	$34,425	$38,981	$34,174	$27,585

1.65%	1.65%	1.66%	1.68%	1.67%	1.68%
—	—	—	—	0.01%	0.18%
1.65%	1.65%	1.66%	1.68%	1.68%	1.86%

1.69%	1.67%	1.68%	1.68%	1.69%	1.68%
—	—	—	—	0.01%	0.18%
1.69%	1.67%	1.68%	1.68%	1.70%	1.86%

2.74%	3.06%	3.27%	3.14%	3.28%	3.30%

2.70%	3.04%	3.25%	3.14%	3.26%	3.30%
9%	16%	12%	20%	20%	17%

3 Total expenses and total expenses prior to fees waived includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements.”

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.530	$11.130	$11.290	$10.820	$10.720	$10.610

0.162	0.355	0.375	0.376	0.384	0.414
0.026	0.400	(0.160)	0.469	0.100	0.110
0.188	0.755	0.215	0.845	0.484	0.524

(0.163)	(0.355)	(0.375)	(0.375)	(0.384)	(0.414)
(0.015)	—	—	—	—	—
(0.178)	(0.355)	(0.375)	(0.375)	(0.384)	(0.414)

$11.540	$11.530	$11.130	$11.290	$10.820	$10.720

1.63%	6.88%	2.02%	7.96%	4.67%	5.00%

$102,850	$97,032	$87,924	$96,568	$78,021	$58,465
0.84%	0.84%	0.84%	0.82%	0.75%	0.75%

0.94%	0.94%	0.95%	0.96%	0.97%	0.95%
2.83%	3.12%	3.43%	3.42%	3.62%	3.83%

2.73%	3.02%	3.32%	3.28%	3.40%	3.63%
6%	21%	24%	22%	12%	27%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.570	$11.170	$11.330	$10.850	$10.750	$10.640

0.114	0.259	0.283	0.284	0.295	0.322
0.025	0.400	(0.160)	0.479	0.100	0.110
0.139	0.659	0.123	0.763	0.395	0.432

(0.114)	(0.259)	(0.283)	(0.283)	(0.295)	(0.322)
(0.015)	—	—	—	—	—
(0.129)	(0.259)	(0.283)	(0.283)	(0.295)	(0.322)

$11.580	$11.570	$11.170	$11.330	$10.850	$10.750

1.21%	5.96%	1.16%	7.14%	3.79%	4.10%

$128	$127	$135	$170	$317	$908
1.69%	1.69%	1.69%	1.67%	1.60%	1.60%

1.69%	1.69%	1.70%	1.71%	1.72%	1.70%
1.98%	2.27%	2.58%	2.57%	2.77%	2.98%

1.98%	2.27%	2.57%	2.53%	2.65%	2.88%
6%	21%	24%	22%	12%	27%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.560	$11.160	$11.320	$10.840	$10.740	$10.630

0.114	0.259	0.283	0.283	0.295	0.322
0.025	0.400	(0.160)	0.479	0.100	0.110
0.139	0.659	0.123	0.762	0.395	0.432

(0.114)	(0.259)	(0.283)	(0.282)	(0.295)	(0.322)
(0.015)	—	—	—	—	—
(0.129)	(0.259)	(0.283)	(0.282)	(0.295)	(0.322)

$11.570	$11.560	$11.160	$11.320	$10.840	$10.740

1.21%	5.96%	1.16%	7.14%	3.78%	4.10%

$16,612	$16,210	$13,949	$14,649	$11,276	$7,126
1.69%	1.69%	1.69%	1.67%	1.60%	1.60%

1.69%	1.69%	1.70%	1.71%	1.72%	1.70%
1.98%	2.27%	2.58%	2.57%	2.77%	2.98%

1.98%	2.27%	2.57%	2.53%	2.65%	2.88%
6%	21%	24%	22%	12%	27%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.080	$10.490	$10.710	$9.910	$10.000	$10.180

0.201	0.420	0.430	0.415	0.422	0.418
0.040	0.596	(0.222)	0.798	(0.091)	(0.180)
0.241	1.016	0.208	1.213	0.331	0.238

(0.201)	(0.426)	(0.428)	(0.413)	(0.421)	(0.418)
(0.201)	(0.426)	(0.428)	(0.413)	(0.421)	(0.418)

$11.120	$11.080	$10.490	$10.710	$9.910	$10.000

2.19%	9.86%	2.12%	12.46%	3.63%	2.35%

$132,227	$124,717	$108,830	$119,038	$107,951	$116,999
0.89%	0.89%	0.91%	0.93%	0.89%	0.89%

0.97%	0.97%	0.98%	0.98%	0.97%	0.97%
3.64%	3.89%	4.20%	4.02%	4.49%	4.11%

3.56%	3.81%	4.13%	3.97%	4.41%	4.03%
6%	13%	5%	11%	12%	10%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.090	$10.510	$10.720	$9.920	$10.010	$10.190

0.160	0.340	0.354	0.338	0.352	0.341
0.040	0.586	(0.212)	0.798	(0.091)	(0.179)
0.200	0.926	0.142	1.136	0.261	0.162

(0.160)	(0.346)	(0.352)	(0.336)	(0.351)	(0.342)
(0.160)	(0.346)	(0.352)	(0.336)	(0.351)	(0.342)

$11.130	$11.090	$10.510	$10.720	$9.920	$10.010

1.81%	8.93%	1.46%	11.62%	2.86%	1.58%

$1,698	$1,928	$2,892	$4,130	$4,995	$5,907
1.64%	1.64%	1.66%	1.68%	1.64%	1.64%

1.72%	1.72%	1.73%	1.73%	1.72%	1.72%
2.89%	3.14%	3.45%	3.27%	3.74%	3.36%

2.81%	3.06%	3.38%	3.22%	3.66%	3.28%
6%	13%	5%	11%	12%	10%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/13[1]	8/31/12	8/31/11	8/31/10	8/31/09	8/31/08
(Unaudited)
$11.100	$10.510	$10.730	$9.930	$10.020	$10.200

0.160	0.340	0.354	0.338	0.352	0.342
0.040	0.596	(0.222)	0.798	(0.091)	(0.181)
0.200	0.936	0.132	1.136	0.261	0.161

(0.160)	(0.346)	(0.352)	(0.336)	(0.351)	(0.341)
(0.160)	(0.346)	(0.352)	(0.336)	(0.351)	(0.341)

$11.140	$11.100	$10.510	$10.730	$9.930	$10.020

1.81%	9.03%	1.36%	11.61%	2.85%	1.58%

$37,103	$33,432	$26,718	$28,727	$24,740	$28,849
1.64%	1.64%	1.66%	1.68%	1.64%	1.64%

1.72%	1.72%	1.73%	1.73%	1.72%	1.72%
2.89%	3.14%	3.45%	3.27%	3.74%	3.36%

2.81%	3.06%	3.38%	3.22%	3.66%	3.28%
6%	13%	5%	11%	12%	10%

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds	February 28, 2013 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a Trust and collectively as Trusts. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a Fund or collectively as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from Minnesota state personal income taxes, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Open-end investment companies are valued at their published net asset value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (Aug. 31, 2009–Aug. 31, 2012), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from a Fund’s participation in inverse floater programs where the Fund has transferred its own bonds to a trust that issues

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, a Fund receives the inverse floating rate securities and cash from the trust. As a result of certain rights retained by a Fund, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended Feb. 28, 2013.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended Feb. 28, 2013.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.”

For the six months ended Feb. 28, 2013, the Funds earned the following amounts under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$174	$37	$57

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding the following percentages of each Fund’s average daily net assets through Dec. 27, 2013. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended Feb. 28, 2013, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$15,168	$2,815	$3,972

DSC is also the transfer agent and dividend disbursing agent of the Funds. The Funds pay DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Funds. Sub-transfer agency fees are passed on to and paid directly by the Funds.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through Dec. 27, 2013 to 0.15% of average daily net assets.

At Feb. 28, 2013, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fees
payable to DMC	$254,200	$45,777	$61,981
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	13,152	2,466	3,499
Distribution fees payable
to DDLP	149,927	24,502	54,370
Other expenses payable to
DMC and affiliates*	7,927	2,489	3,280

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended Feb. 28, 2013, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$8,035	$1,485	$2,093

For the six months ended Feb. 28, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$61,957	$7,488	$19,101

For the six months ended Feb. 28, 2013, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$338	$0	$0
Class B	168	0	10
Class C	327	0	369

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended Feb. 28, 2013, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$64,726,667	$11,269,327	$15,154,025
Sales	55,372,415	7,244,152	9,855,783

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

3. Investments (continued)

At Feb. 28, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2013, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$582,482,845	$110,661,288	$158,653,022
Aggregate unrealized appreciation	$50,395,689	$8,047,726	$10,020,546
Aggregate unrealized depreciation	(472,740)	(130,541)	(200,308)
Net unrealized appreciation	$49,922,949	$7,917,185	$9,820,238

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Feb. 28, 2013:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$628,744,895	$628,744,895
Short-Term Investments	715,899	2,945,000	3,660,899
Total	$715,899	$631,689,895	$632,405,794

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$117,395,720	$117,395,720
Short-Term Investments	402,753	780,000	1,182,753
Total	$402,753	$118,175,720	$118,578,473

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$164,846,412	$164,846,412
Short-Term Investments	776,848	2,850,000	3,626,848
Total	$776,848	$167,696,412	$168,473,260

During the six months ended Feb. 28, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Funds. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/13*
Ordinary income	$577,097	$40,184	$—
Tax-exempt income	10,747,775	1,569,347	2,834,492
Long-term capital gain	3,606,855	110,505	—
Total	$14,931,727	$1,720,036	$2,834,492

Year Ended 8/31/12
Ordinary income	$99,433	$3,837	$83,396
Tax-exempt income	22,376,736	3,248,342	5,495,222
Long-term capital gain	5,011,160	—	—
Total	$27,487,329	$3,252,179	$5,578,618

*Tax information for the six months ended Feb. 28, 2013 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of Feb. 28, 2013, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$587,290,852	$111,213,666	$164,101,933
Distributions payable	(353,306)	(52,218)	(94,514)
Undistributed ordinary income	562,562	201,497	—
Undistributed long-term capital gain	1,980,176	255,586	—
Undistributed tax-exempt income	202,308	54,740	94,514
Capital loss carryforwards as of 8/31/12	—	—	(3,404,628)
Realized gains (losses) 9/1/12-2/28/13	—	—	510,377
Unrealized appreciation	49,922,949	7,917,185	9,820,238
Net assets	$639,605,541	$119,590,456	$171,027,920

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payable.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended Feb. 28, 2013, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed net investment income	$32,718	$ 6	$(6,512)
Accumulated net realized gain (loss)	(32,718)	(6)	6,512

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Aug. 31, 2012 will expire as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
Year of Expiration	Minnesota Fund	Intermediate Fund	Bond Fund
2015	$—	$—	$96,079
2016	—	—	198,826
2017	—	—	129,724
2018	—	—	2,974,512
Total	$—	$—	$3,399,141

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. Losses incurred that will be carried forward under the Act at Aug. 31, 2012 are as follows:

Delaware Minnesota
High-Yield Municipal
Bond Fund
Long-term	$5,487

For the six months ended Feb. 28, 2013, Delaware Minnesota High-Yield Municipal Bond Fund had capital gains of $510,377, which may reduce the capital loss carryforwards.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/13	8/31/12	2/28/13	8/31/12	2/28/13	8/31/12
Shares sold:
Class A	2,251,146	3,091,804	792,727	1,383,234	1,177,366	1,931,325
Class B	—	36	—	—	—	18
Class C	744,056	632,910	130,657	345,207	449,230	651,422

Shares issued upon reinvestment of dividends and distributions:
Class A	891,113	1,504,779	115,761	194,658	166,347	304,071
Class B	2,436	6,665	124	262	2,119	6,170
Class C	62,671	98,132	14,547	24,905	39,717	72,228
	3,951,422	5,334,326	1,053,816	1,948,266	1,834,779	2,965,234

Shares redeemed:
Class A	(1,955,901)	(3,426,551)	(412,357)	(1,061,511)	(706,804)	(1,349,135)
Class B	(26,841)	(140,567)	—	(1,396)	(23,349)	(107,644)
Class C	(277,328)	(315,576)	(111,841)	(217,764)	(169,720)	(253,002)
	(2,260,070)	(3,882,694)	(524,198)	(1,280,671)	(899,873)	(1,709,781)
Net increase	1,691,352	1,451,632	529,618	667,595	934,906	1,255,453

For the six months ended Feb. 28, 2013 and the year ended Aug. 31, 2012, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
	2/28/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	13,058	13,088	$169,128	100,968	101,119	$1,278,778
Delaware Tax-Free Minnesota
Intermediate Fund	—	—	—	132	133	1,499
Delaware Minnesota High-Yield
Municipal Bond Fund	3,023	3,026	33,404	30,819	30,882	330,849

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, the Funds, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The agreement is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of Feb. 28, 2013 or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At Feb. 28, 2013, and during the period then ended, the Funds held no investments in inverse floaters.

9. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota, and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes.

Notes to financial statements
Delaware Investments® Minnesota Municipal Bond Funds

9. Credit and Market Risk (continued)

The value of the Funds’ investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Feb. 28, 2013, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
11%	13%	8%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investors Service (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities)

sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of Feb. 28, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2013, that would require recognition or disclosure in the Funds’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)  (1) Code of Ethics

     Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	May 6, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	May 6, 2013